REVOLVING CREDIT FACILITY AND TERM LOAN	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Abstract]
REVOLVING CREDIT FACILITY AND TERM LOAN
NOTE 8 – REVOLVING CREDIT FACILITY AND TERM LOAN
In December 2015, the Company entered into a credit facility with PNC Bank, National Association (the “Credit Facility”). The facility provided for a revolving line of credit with a maximum borrowing amount totaling $60.0 million.

On March 15, 2024, the Company refinanced its revolving credit facility (the “Refinancing”) by entering into a Second Amended and Restated Revolving Credit, Term Loan and Security and Guaranty Agreement (the “Credit Facility”) with certain of the Company’s subsidiaries and PNC Bank, National Association as lender and as agent. Pursuant to the terms of the Credit Facility, the Company will be provided a revolving line of credit in a principal amount up to $80.0 million and a single draw term loan ( the “Term Loan”) in a principal amount of $25.0 million. The Credit Facility and the Term Loan matures in
March 2029
. The Credit Facility amends and restates the Company’s existing credit facility under that certain Amended and Restated Revolving Credit, Term Loan, and Security Agreement, dated as of June 20, 2023, by and among the Company, certain of its subsidiaries, and PNC Bank National Assoication.
For the three months ended March 31, 2024, the interest on the term loan was based on SOFR or the bank’s base lending rate plus applicable margin (approximately 9.28% at March 31, 2024). The Credit Facility is collateralized by substantially all the assets of the Company and matures March 15, 2029.
As of March 31, 2024, there were no amounts drawn against the line of credit.
The Company is subject to various restrictive covenants associated with these borrowings including, but not limited to, a leverage ratio and a fixed charge ratio. As of March 31, 2024, the Company was in compliance with all restrictive covenants.
Contingent Interest Embedded Derivative Liability
Under the Credit Facility Agreement, the interest rate will reset (the ‘Default Rate’) upon the event of a default and an additional 2% will be added to the base rate. The Company analyzed the Default Rate feature of the Credit Facility for derivative accounting consideration under ASC 815,
Derivatives and Hedging
, and determined the Default Rate met the definition of a derivative as it is a contingent interest feature. The Company also noted that the Default Rate feature (the ‘Default Rate Derivative’) required bifurcation from the host contract and was to be accounted for at fair value. In accordance with ASC
815-15,
the Company bifurcated the Default Rate feature of the note and determined the derivative is liability classified.
The Default Rate Derivative is treated as a liability, initially measured at fair value with subsequent changes in fair value recorded in earnings. Management has assessed the probability of occurrence for a non-credit
default event and determined the likelihood of a referenced event to be remote. Therefore, the estimated fair value of the Default Rate Derivative was negligible as of March 31, 2024 and December 31, 2023 and therefore no amounts were recorded as of March 31, 2024 or December 31, 2023.

NOTE 9 – REVOLVING CREDIT FACILITY
In December 2015, the Company entered into a credit facility with PNC Bank, National Association (the “Credit Facility”). The facility provides for a revolving line of credit with a maximum borrowing amount totaling $60.0 million, as of December 31, 2023 and 2022.
On June 20, 2023, the Company entered into the Amended and Restated Revolving Credit, Security and Guaranty Agreement among Drilling Tools International, Inc., certain of its subsidiaries, Drilling Tools International Corporation and PNC Bank, National Association (the “Credit Facility Agreement”) that modified the terms of its previous agreement and related amendments. This amended agreement modified certain defined terms in the previous agreement, removed the $20.0 million unfunded capital expenditures requirement, removed the $9.0 million sublimit to the Company’s Canadian entity and changed the legal debtor from DTIH to DTIC. See Note 3,
Merger
for further discussion of the Merger.
For the year ended December 31, 2023, the interest on the amount drawn was based on SOFR or the bank’s base lending rate plus applicable margin (approximately 8.4% at December 31, 2023). The Credit Facility is collateralized by substantially all the assets of the Company and matures December 31, 2025.
As of December 31, 2023, there were no amounts drawn against the line of credit.
The Company is subject to various restrictive covenants associated with these borrowings including, but not limited to, a fixed charge ratio, and a minimum amount of undrawn availability. As of December 31, 2023, the Company was in compliance with all restrictive covenants.
Contingent Interest Embedded Derivative Liability
Under the Credit Facility Agreement, the interest rate will reset (the ‘Default Rate’) upon the event of a default and an additional 2% will be added to the base rate. The Company analyzed the Default Rate feature of the Credit Facility for derivative accounting consideration under ASC 815,
Derivatives and Hedging
, and determined the Default Rate met the definition of a derivative as it is a contingent interest feature. The Company also noted that the Default Rate feature (the ‘Default Rate Derivative’) required bifurcation from the host contract and was to be accounted for at fair value. In accordance with ASC
815-15,
the Company bifurcated the Default Rate feature of the note and determined the derivative is liability classified.
The Default Rate Derivative is treated as a liability, initially measured at fair value with subsequent changes in fair value recorded in earnings. Management has assessed the probability of occurrence for a non-credit
default event and determined the likelihood of a referenced event to be remote. Therefore, the estimated fair value of the Default Rate Derivative was negligible as of December 31, 2023 and 2022 and, therefore
, no amounts were recorded as of December 31, 2023 and 2022.